Significant Accounting Policies (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Abstract]
Beginning balance		$ 46,484	$ 18,751
Net income attributable to redeemable non-controlling interests		3,671	2,124
Share-based compensation attributable to redeemable non-controlling interests		52	215
Change in redeemable non-controlling interests to fair value		4,872	715
Redeemable non-controlling interests reclassification to non-controlling interests		(2,440)
Increase in redeemable non-controlling interest as part of acquisitions	[1]		26,029
Increase in redeemable non-controlling interest due to change in ownership in subsidiaries			292
Dividend in redeemable non-controlling interests		(3,928)	(1,537)
Foreign currency translation adjustments		4,165	(105)
Ending balance		$ 52,876	$ 46,484

[1]	Adjustment to comparative data (See Note 4(iv)(f)).